RESTRICTED NET ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
RESTRICTED NET ASSETS [Abstract]
Changes in Statutory Reserve
The changes in statutory reserve are as follows:

	Year ended December 31,
	2021 $	2022 $

At the beginning of the financial year	2,363	6,144
Transferred from retained earnings	3,781	6,346
At the end of the financial year	6,144	12,490